Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of Reconciliation Profit and Share Data Used in the Basic and Diluted Earnings per Share ("EPS") Computations
The following table presents a reconciliation of profit and share data used in the basic earnings per share (“EPS”) computations for the dates indicated:

	December 31,
	2025	2024	2023
(Thousands of US dollars)
Profit for the year	226,882	205,873	166,158

(US dollars)
Basic earnings per share	6.11	5.60	4.55

(Thousands of shares)
Weighted average of common shares outstanding applicable to basic EPS	37,152	36,740	36,481